STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—13.6%
Auto Loan—12.3%
American Credit Acceptance Receivables Trust:
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	$250,000$	251,684
Series 2018-3, Cl. D, 4.14%, 10/15/24[1]	331,000	336,182
Series 2019-1, Cl. C, 3.50%, 4/14/25[1]	670,000	676,043
Americredit Automobile Receivables Trust:
Series 2018-1, Cl. D, 3.82%, 3/18/24	550,000	561,025
Series 2019-1, Cl. C, 3.36%, 2/18/25	900,000	909,339
CarMax Auto Owner Trust, Series 2018-1, Cl. D, 3.37%,
7/15/24	900,000	903,051
Credit Acceptance Auto Loan Trust:
Series 2017-2A, Cl. C, 3.35%, 6/15/26[1]	250,000	250,129
Series 2017-3A, Cl. B, 3.21%, 8/17/26[1]	250,000	250,481
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	500,000	500,726
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	900,000	923,063
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]	900,000	912,335
Series 2019-1A, Cl. C, 3.94%, 6/15/28[1]	925,000	937,701
Drive Auto Receivables Trust:
Series 2019-1, Cl. D, 4.09%, 6/15/26	840,000	859,071
Series 2019-2, Cl. C, 3.42%, 6/16/25	1,000,000	1,008,026
Series 2019-2, Cl. D, 3.69%, 8/17/26	935,000	945,994
DT Auto Owner Trust:
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	59,000	59,199
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	750,000	771,299
Series 2017-3A, Cl. D, 3.58%, 5/15/23[1]	99,000	99,476
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	167,000	167,680
Series 2019-1A, Cl. C, 3.61%, 11/15/24[1]	1,000,000	1,009,333
Series 2019-1A, Cl. D, 3.87%, 11/15/24[1]	660,000	666,875
Exeter Automobile Receivables Trust:
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	610,000	624,453
Series 2019-2A, Cl. C, 3.30%, 3/15/24[1]	477,000	479,451
Series 2019-2A, Cl. D, 3.71%, 3/17/25[1]	470,000	472,746
GM Financial Automobile Leasing Trust:
Series 2019-1, Cl. C, 3.56%, 12/20/22	1,000,000	1,009,703
Series 2019-1, Cl. D, 3.95%, 5/22/23	925,000	935,348
Santander Drive Auto Receivables Trust:
Series 2017-3, Cl. D, 3.20%, 11/15/23	900,000	900,404
Series 2019-1, Cl. C, 3.42%, 4/15/25	900,000	908,815
Series 2019-1, Cl. D, 3.65%, 4/15/25	920,000	931,385
Santander Retail Auto Lease Trust, Series 2019-A, Cl. C,
3.30%, 5/22/23[1]	950,000	950,306
Westlake Automobile Receivables Trust:
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	450,000	452,460
Series 2018-2A, Cl. E, 4.86%, 1/16/24[1]	450,000	458,176
Series 2018-3A, Cl. C, 3.61%, 10/16/23[1]	191,000	192,858
Series 2018-3A, Cl. D, 4.00%, 10/16/23[1]	900,000	917,984

1	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Westlake Automobile Receivables Trust: (Continued)
Series 2019-1A, Cl. C, 3.45%, 3/15/24[1]	$900,000$	906,018
		23,138,819

Credit Card—0.3%
World Financial Network Credit Card Master Trust, Series
2019-A, Cl. A, 3.14%, 12/15/25	480,000	486,151

Equipment—0.5%
CCG Receivables Trust:
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	505,000	506,312
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	125,000	125,350
CNH Equipment Trust, Series 2019-A, Cl. A4, 3.22%, 1/15/26	370,000	376,901
		1,008,563

Loans: Other—0.5%
Dell Equipment Finance Trust, Series 2019-1, Cl. C, 3.14%,
3/22/24[1]	985,000	987,522
Total Asset-Backed Securities (Cost $25,388,599)		25,621,055

Mortgage-Backed Obligations—11.2%
Government Agency—7.6%
FHLMC/FNMA/FHLB/Sponsored—7.5%
Connecticut Avenue Securities:
Series 2013-C01, Cl. M2, 7.727% [US0001M+525],
10/25/23[2]	539,324	608,122
Series 2014-C01, Cl. M2, 6.877% [US0001M+440], 1/25/24[2]	850,000	948,185
Series 2014-C02, Cl. 1M2, 5.077% [US0001M+260],
5/25/24[2]	380,000	398,758
Series 2014-C03, Cl. 1M2, 5.477% [US0001M+300],
7/25/24[2]	848,872	907,846
Series 2014-C03, Cl. 2M2, 5.377% [US0001M+290],
7/25/24[2]	115,793	121,802
Series 2014-C04, Cl. 1M2, 7.377% [US0001M+490],
11/25/24[2]	445,220	501,549
Series 2016-C02, Cl. 1M2, 8.477% [US0001M+600],
9/25/28[2]	191,096	217,369
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed
Security, Series 304, Cl. C45, 6.904%, 12/15/27[3]	85,625	6,807
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg. -
Backed Security:
Series K734, Cl. X1, 0.00%, 2/25/26[3,4]	3,070,000	117,196
Series KC03, Cl. X1, 0.00%, 11/25/24[3,4]	4,165,000	104,826
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg. -Backed
Security, Series 4316, Cl. JS, 0.00%, 1/15/44[3,4]	514,080	81,660
Federal National Mortgage Assn.:
3.50%, 5/1/49[5]	3,710,000	3,744,234
4.00%, 5/1/49[5]	3,640,000	3,735,517

2	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. : (Continued)
5.00%, 5/1/49[5]	$1,790,000$	1,886,667
Federal National Mortgage Assn. , Alternative Credit Enhancement
Securities, Interest-Only Stripped Mtg. -Backed Security, Series 2012-M18,
Cl. X, 0.00%, 12/25/22[3,4]	22,858,790	193,022
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2015-57, Cl. LI, 6.394%, 8/25/35[3]	496,857	72,563
Series 2016-45, Cl. MI, 8.929%, 7/25/46[3]	140,747	31,488
Series 2017-60, Cl. LI, 0.00%, 8/25/47[3,4]	390,398	63,557
Series 2017-66, Cl. AS, 0.00%, 9/25/47[3,4]	1,837,065	270,930
		14,012,098

GNMA/Guaranteed—0.1%
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed
Security, Series 2017-149, Cl. GS, 0.00%, 10/16/47[3,4]	1,011,676	157,968

Non-Agency—3.6%
Commercial—2.0%
BANK, Interest-Only Stripped Mtg. -Backed Security, Series 2019-BN16, Cl.
XA, 13.213%, 2/15/52[3]	2,397,736	175,590
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C4, Cl. XA, 16.335%, 10/12/50 3	6,445,861	436,523
COMM Mortgage Trust:
Series 2014-UBS4, Cl. AM, 3.968%, 8/10/47	407,000	422,386
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	900,000	921,596
Federal Home Loan Mortgage Corp. , STACR Trust, Series 2019-HQA1, Cl.
M1, 3.377% [US0001M+90], 2/25/49[1,2]	150,000	150,632
FREMF Mortgage Trust:
Series 2013-K28, Cl. C, 3.609%, 6/25/46[1,6]	390,000	392,225
Series 2014-K36, Cl. C, 4.504%, 12/25/46[1,6]	500,000	518,534
Series 2014-K38, Cl. B, 4.376%, 6/25/47[1,6]	280,000	294,276
Series 2016-K54, Cl. C, 4.189%, 4/25/48[1,6]	290,000	287,294
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Cl. AS,
3.914%, 11/15/47[6]	200,000	206,306
		3,805,362

Multi-Family—0.3%
FREMF Mortgage Trust, Series 2013-K32, Cl. C, 3.651%, 10/25/46[1,6]	450,000	450,646

Residential—1.3%
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6.00%, 3/25/37	27,252	25,445
Connecticut Avenue Securities Trust:
Series 2019-R01, Cl. 2M1, 3.327% [US0001M+85],
7/25/31[1,2]	488,734	489,983
Series 2019-R02, Cl. 1M1, 3.327% [US0001M+85],
8/25/31[1,2]	912,003	914,342

3	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 6.727% [US0001M+425],
11/25/23[2]	$398,109$	434,786
Series 2014-DN2, Cl. M3, 6.077% [US0001M+360],
4/25/24[2]	515,000	554,810
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR14, Cl.
1A4, 4.195%, 12/25/35[6]	46,005	45,815
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Cl. 2A3,
4.961%, 3/25/36[6]	31,741	32,470
		2,497,651
Total Mortgage-Backed Obligations (Cost $20,777,083)		20,923,725

Corporate Bonds and Notes—49.9%
Consumer Discretionary—7.8%
Auto Components—0.3%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts.,
11/15/23	495,000	503,638
Lear Corp. , 5.25% Sr. Unsec. Nts. , 5/15/49	124,000	121,501
		625,139

Automobiles—0.8%
General Motors Co. , 6.25% Sr. Unsec. Nts. , 10/2/43	403,000	425,843
General Motors Financial Co. , Inc. , 4.20% Sr. Unsec. Nts.,
11/6/21	262,000	267,838
Hyundai Capital America, 4.30% Sr. Unsec. Nts. , 2/1/24[1]	350,000	359,588
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec.
Nts. , 11/12/21[1]	482,000	492,454
		1,545,723

Diversified Consumer Services—0.3%
Service Corp. International, 4.625% Sr. Unsec. Nts. , 12/15/27	492,000	497,535

Entertainment—0.5%
Netflix, Inc. , 5.50% Sr. Unsec. Nts. , 2/15/22	484,000	510,620
Viacom, Inc. , 4.375% Sr. Unsec. Nts. , 3/15/43	500,000	454,614
		965,234

Hotels, Restaurants & Leisure—0.5%
Aramark Services, Inc. , 5.00% Sr. Unsec. Nts. , 4/1/25[1]	479,000	493,370
International Game Technology plc, 6.50% Sr. Sec. Nts.,
2/15/25[1]	470,000	502,890
		996,260

Household Durables—1.2%
Lennar Corp. , 4.75% Sr. Unsec. Nts. , 5/30/25	413,000	424,358
Newell Brands, Inc. :
5.00% Sr. Unsec. Nts. , 11/15/23	410,000	418,080
5.50% Sr. Unsec. Nts. , 4/1/46	160,000	140,434
PulteGroup, Inc. , 5.00% Sr. Unsec. Nts. , 1/15/27	481,000	489,418

4	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Household Durables (Continued)
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts. , 4/15/23	$619,000$	631,380
4.875% Sr. Unsec. Nts. , 3/15/27	175,000	175,875
		2,279,545

Internet & Catalog Retail—0.6%
Amazon. com, Inc. , 4.95% Sr. Unsec. Nts. , 12/5/44	240,000	282,056
QVC, Inc. , 4.45% Sr. Sec. Nts. , 2/15/25	825,000	825,020
		1,107,076

Media—1.8%
CBS Corp. , 4.20% Sr. Unsec. Nts. , 6/1/29	239,000	242,721
Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.375% Sr. Sec. Nts.,
5/1/47	385,000	386,110
Comcast Corp. , 4.70% Sr. Unsec. Nts. , 10/15/48	370,000	403,138
Interpublic Group of Cos. , Inc. (The), 4.20% Sr. Unsec. Nts.,
4/15/24	534,000	554,737
Time Warner Cable LLC, 4.50% Sr. Sec. Nts. , 9/15/42	420,000	372,948
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts.,
1/15/26[1]	486,000	496,187
WPP Finance 2010, 3.75% Sr. Unsec. Nts. , 9/19/24	940,000	941,436
		3,397,277

Specialty Retail—1.2%
Gap, Inc. (The), 5.95% Sr. Unsec. Nts. , 4/12/21	470,000	489,804
L Brands, Inc. , 5.625% Sr. Unsec. Nts. , 2/15/22	450,000	468,563
Ross Stores, Inc. , 3.375% Sr. Unsec. Nts. , 9/15/24	697,000	708,185
Signet UK Finance plc, 4.70% Sr. Unsec. Nts. , 6/15/24	552,000	499,560
		2,166,112

Textiles, Apparel & Luxury Goods—0.6%
Hanesbrands, Inc. , 4.875% Sr. Unsec. Nts. , 5/15/26[1]	515,000	518,219
Levi Strauss & Co. , 5.00% Sr. Unsec. Nts. , 5/1/25	482,000	497,665
		1,015,884

Consumer Staples—3.9%
Beverages—1.4%
Anheuser-Busch InBev Worldwide, Inc. , 8.20% Sr. Unsec. Nts.,
1/15/39	650,000	910,474
Bacardi Ltd. , 4.70% Sr. Unsec. Nts. , 5/15/28[1]	811,000	829,378
Keurig Dr Pepper, Inc. , 4.597% Sr. Unsec. Nts. , 5/25/28[1]	805,000	844,549
Molson Coors Brewing Co. , 4.20% Sr. Unsec. Nts. , 7/15/46	140,000	126,020
		2,710,421

Food & Staples Retailing—0.4%
Kroger Co. (The), 4.45% Sr. Unsec. Nts. , 2/1/47	700,000	644,702

5	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Food Products—1.7%
Bunge Ltd. Finance Corp. , 3.25% Sr. Unsec. Nts. , 8/15/26	$810,000$	748,115
Conagra Brands, Inc. , 5.40% Sr. Unsec. Nts. , 11/1/48	400,000	417,067
Kraft Heinz Foods Co. , 4.375% Sr. Unsec. Nts. , 6/1/46	385,000	342,612
Lamb Weston Holdings, Inc. , 4.875% Sr. Unsec. Nts. , 11/1/26[1]	489,000	498,780
Smithfield Foods, Inc.:
2.70% Sr. Unsec. Nts. , 1/31/20[1]	237,000	237,283
3.35% Sr. Unsec. Nts. , 2/1/22[1]	287,000	282,215
5.20% Sr. Unsec. Nts. , 4/1/29[1]	377,000	386,110
Tyson Foods, Inc. , 5.10% Sr. Unsec. Nts. , 9/28/48	261,000	272,311
		3,184,493

Tobacco—0.4%
Altria Group, Inc. , 3.875% Sr. Unsec. Nts. , 9/16/46	355,000	298,132
BAT Capital Corp. , 3.557% Sr. Unsec. Nts. , 8/15/27	485,000	462,352
		760,484

Energy—3.3%
Energy Equipment & Services—0.1%
Halliburton Co. , 5.00% Sr. Unsec. Nts. , 11/15/45	213,000	228,588

Oil, Gas & Consumable Fuels—3.2%
Anadarko Petroleum Corp. , 4.50% Sr. Unsec. Nts. , 7/15/44	226,000	230,872
Andeavor Logistics LP/Tesoro Logistics Finance Corp. , 4.25%
Sr. Unsec. Nts. , 12/1/27	239,000	243,678
Apache Corp. , 4.375% Sr. Unsec. Nts. , 10/15/28	382,000	386,617
Cimarex Energy Co. , 4.375% Sr. Unsec. Nts. , 3/15/29	236,000	245,119
Devon Energy Corp. , 4.75% Sr. Unsec. Nts. , 5/15/42	170,000	170,423
Energy Transfer Operating LP:
4.25% Sr. Unsec. Nts. , 3/15/23	435,000	446,742
5.30% Sr. Unsec. Nts. , 4/15/47	389,000	387,048
6.625% [US0003M+415.5] Jr. Sub. Perpetual Bonds[2,7]	97,000	92,316
EnLink Midstream LLC, 5.375% Sr. Unsec. Nts. , 6/1/29	500,000	502,094
Enterprise Products Operating LLC, 4.90% Sr. Unsec. Nts.,
5/15/46	325,000	350,158
Kinder Morgan, Inc. , 5.20% Sr. Unsec. Nts. , 3/1/48	351,000	371,116
Marathon Petroleum Corp. , 4.50% Sr. Unsec. Nts. , 4/1/48[1]	105,000	101,806
Midwest Connector Capital Co. LLC, 3.90% Sr. Unsec. Nts.,
4/1/24[1]	491,000	503,007
ONEOK, Inc. , 4.35% Sr. Unsec. Nts. , 3/15/29	236,000	243,245
Rockies Express Pipeline LLC, 4.95% Sr. Unsec. Nts. , 7/15/29[1]	244,000	245,032
Sabine Pass Liquefaction LLC, 4.20% Sr. Sec. Nts. , 3/15/28	705,000	713,448
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. , 6.50% Sr. Unsec. Nts. , 7/15/27[1]	500,000	536,875
Valero Energy Corp. , 4.00% Sr. Unsec. Nts. , 4/1/29	230,000	233,093
		6,002,689

6	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Financials—16.2%
Capital Markets—3.2%
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts.,
10/2/27[1]	$125,000$	121,539
Brookfield Asset Management, Inc. , 4.00% Sr. Unsec. Nts.,
1/15/25	331,000	334,687
Charles Schwab Corp. (The), 5.00% [US0003M+257.5] Jr.
Sub. Perpetual Bonds[2,7]	200,000	194,343
Credit Suisse Group AG:
3.869% [US0003M+141] Sr. Unsec. Nts. , 1/12/29[1,2]	189,000	187,745
7.125% [USSW5+510.8] Jr. Sub. Perpetual Bonds[2,7,8]	200,000	208,591
Credit Suisse Group Funding Guernsey Ltd. , 3.80% Sr. Unsec.
Nts. , 6/9/23	300,000	306,813
E*TRADE Financial Corp. , 5.875% [US0003M+443.5] Jr. Sub.
Perpetual Bonds[2,7]	652,000	674,820
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts. , 11/16/26	301,000	297,049
5.00% [US0003M+287.4] Jr. Sub. Perpetual Bonds[2,7]	150,000	143,057
5.15% Sub. Nts. , 5/22/45	200,000	214,620
Macquarie Bank Ltd. (London), 6.125% [USSW5+370.3] Jr.
Sub. Perpetual Bonds[1,2,7]	220,000	210,021
Macquarie Group Ltd. , 3.763% [US0003M+137.2] Sr. Unsec.
Nts. , 11/28/28[1,2]	251,000	247,010
Morgan Stanley:
3.875% Sr. Unsec. Nts. , 1/27/26	415,000	425,558
5.00% Sub. Nts. , 11/24/25	424,000	457,661
MSCI, Inc. , 4.75% Sr. Unsec. Nts. , 8/1/26[1]	488,000	501,322
Northern Trust Corp. , 3.375% [US0003M+113.1] Sub. Nts.,
5/8/32[2]	137,000	134,381
Plains All American Pipeline LP/PAA Finance Corp. , 4.50% Sr.
Unsec. Nts. , 12/15/26	290,000	299,516
Raymond James Financial, Inc. , 3.625% Sr. Unsec. Nts.,
9/15/26	195,000	193,544
State Street Corp. , 5.625% [US0003M+253.9] Jr. Sub.
Perpetual Bonds[2,7]	135,000	137,257
TD Ameritrade Holding Corp. , 3.30% Sr. Unsec. Nts. , 4/1/27	173,000	174,375
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts. , 9/24/25[1]	250,000	259,358
7.00% [USSW5+434.4] Jr. Sub. Perpetual Bonds[1,2,7]	281,000	293,114
		6,016,381

Commercial Banks—7.9%
ABN AMRO Bank NV, 4.40% [USSW5+219.7] Sub. Nts.,
3/27/28[2,8]	350,000	355,489
Banco Santander SA, 7.50% [USSW5+498.9] Jr. Sub.
Perpetual Bonds[2,7,8]	190,000	198,781
Bank of America Corp.:
3.248% Sr. Unsec. Nts. , 10/21/27	256,000	251,319
4.271% [US0003M+131] Sr. Unsec. Nts. , 7/23/29[2]	188,000	196,221
6.30% [US0003M+455.3] Jr. Sub. Perpetual Bonds[2,7]	257,000	280,997

7	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Bank of America Corp. : (Continued)
7.75% Sub. Nts. , 5/14/38	$271,000$	379,402
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts. , 11/25/23[1]	239,000	245,280
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts. , 2/5/24	299,000	302,734
Barclays plc:
7.875% [USSW5+677.2] Jr. Sub. Perpetual Bonds[2,7,8]	180,000	190,148
8.00% [H15T5Y+567.2] Jr. Sub. Perpetual Bonds[2,7]	94,000	98,987
BNP Paribas SA:
4.375% [USSW5+148.3] Sub. Nts. , 3/1/33[1,2]	205,000	204,461
7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[1,2,7]	260,000	274,062
BPCE SA, 4.50% Sub. Nts. , 3/15/25[1]	195,000	198,952
Canadian Imperial Bank of Commerce, 3.10% Sr. Unsec. Nts.,
4/2/24	468,000	467,963
CIT Group, Inc. , 5.80% [US0003M+397.2] Jr. Sub. Perpetual
Bonds[2,7]	185,000	185,084
Citigroup, Inc.:
3.668% [US0003M+139] Sr. Unsec. Nts. , 7/24/28[2]	300,000	301,127
4.281% [US0003M+183.9] Sr. Unsec. Nts. , 4/24/48[2]	144,000	149,132
4.45% Sub. Nts. , 9/29/27	300,000	311,496
5.95% [US0003M+390.5] Jr. Sub. Perpetual Bonds[2,7]	225,000	235,884
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts.,
5/26/22	232,000	230,023
Citizens Financial Group, Inc. , 6.00% [US0003M+300.3] Jr.
Sub. Perpetual Bonds[2,7]	91,000	92,066
Compass Bank, 2.875% Sr. Unsec. Nts. , 6/29/22	297,000	295,857
Cooperatieve Rabobank UA, 2.75% Sr. Unsec. Nts. , 1/10/23	330,000	328,091
Credit Agricole SA:
4.375% Sub. Nts. , 3/17/25[1]	355,000	364,416
8.125% [USSW5+618.5] Jr. Sub. Perpetual Bonds[1,2,7]	257,000	293,283
Fifth Third Bancorp, 5.10% [US0003M+303.33] Jr. Sub.
Perpetual Bonds[2,7]	95,000	93,619
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts. , 3/15/26	150,000	153,832
First Republic Bank, 4.375% Sub. Nts. , 8/1/46	437,000	421,990
Ford Motor Credit Co. LLC, 3.336% Sr. Unsec. Nts. , 3/18/21	501,000	499,452
Fortis, Inc. , 3.055% Sr. Unsec. Nts. , 10/4/26	186,000	178,737
HSBC Holdings plc:
3.95% [US0003M+98.72] Sr. Unsec. Nts. , 5/18/24[2]	100,000	102,783
4.583% [US0003M+153.46] Sr. Unsec. Nts. , 6/19/29[2]	165,000	174,843
Huntington Bancshares, Inc. , 5.70% [US0003M+288] Jr. Sub.
Perpetual Bonds[2,7]	95,000	95,298
ING Groep NV, 6.875% [USSW5+512.4] Jr. Sub. Perpetual
Bonds[2,7,8]	270,000	282,104
JPMorgan Chase & Co. :
3.54% [US0003M+138] Sr. Unsec. Nts. , 5/1/28[2]	263,000	262,872
3.782% [US0003M+133.7] Sr. Unsec. Nts. , 2/1/28[2]	524,000	534,721
3.797% [US0003M+89] Sr. Unsec. Nts. , 7/23/24[2]	258,000	264,899
3.897% [US0003M+122] Sr. Unsec. Nts. , 1/23/49[2]	265,000	256,498
6.125% [US0003M+333] Jr. Sub. Perpetual Bonds[2,7]	223,000	235,965
KeyBank NA (Cleveland OH), 3.40% Sub. Nts. , 5/20/26	230,000	229,116

8	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Commercial Banks (Continued)
Lloyds Banking Group plc:
6.657% [US0003M+127] Jr. Sub. Perpetual Bonds[1,2,7]	$445,000$	465,581
7.50% [USSW5+449.6] Jr. Sub. Perpetual Bonds[2,7]	180,000	186,953
Nordea Bank Abp:
4.625% [USSW5+169] Sub. Nts. , 9/13/33[1,2]	205,000	208,018
6.625% [H15T5Y+411] Jr. Sub. Perpetual Bonds[1,2,7]	200,000	205,763
PNC Bank NA, 4.05% Sub. Nts. , 7/26/28	438,000	459,095
Regions Financial Corp. , 2.75% Sr. Unsec. Nts. , 8/14/22	147,000	146,292
Royal Bank of Canada, 3.70% Sr. Unsec. Nts. , 10/5/23	306,000	316,368
Royal Bank of Scotland Group plc, 7.50% [USSW5+580] Jr.
Sub. Perpetual Bonds[2,7]	275,000	283,594
Societe Generale SA:
3.875% Sr. Unsec. Nts. , 3/28/24[1]	374,000	378,088
7.375% [USSW5+623.8] Jr. Sub. Perpetual Bonds[1,2,7]	265,000	276,263
SunTrust Bank (Atlanta GA):
3.30% Sub. Nts. , 5/15/26	380,000	376,407
4.05% Sr. Unsec. Nts. , 11/3/25	144,000	151,634
SunTrust Banks, Inc. , 5.125% [US0003M+278.6] Jr. Sub.
Perpetual Bonds[2,7]	191,000	184,963
Synovus Financial Corp. , 3.125% Sr. Unsec. Nts. , 11/1/22	185,000	182,919
US Bancorp, 3.10% Sub. Nts. , 4/27/26	160,000	159,097
Wachovia Capital Trust III, 5.57% [US0003M+93] Jr. Sub.
Perpetual Bonds[2,7]	190,000	189,199
Wells Fargo & Co. :
3.584% [US0003M+131] Sr. Unsec. Nts. , 5/22/28[2]	223,000	223,929
4.75% Sub. Nts. , 12/7/46	183,000	192,896
		14,805,043

Consumer Finance—0.8%
Capital One Financial Corp. :
3.20% Sr. Unsec. Nts. , 2/5/25	130,000	128,686
3.80% Sr. Unsec. Nts. , 1/31/28	135,000	133,299
Discover Financial Services, 3.75% Sr. Unsec. Nts. , 3/4/25	142,000	142,076
Micron Technology, Inc. , 4.64% Sr. Unsec. Nts. , 2/6/24	281,000	289,804
Synchrony Financial, 4.25% Sr. Unsec. Nts. , 8/15/24	360,000	364,872
Vistra Operations Co. LLC, 5.625% Sr. Unsec. Nts. , 2/15/27[1]	460,000	473,800
		1,532,537

Diversified Financial Services—0.6%
Berkshire Hathaway Energy Co. , 3.80% Sr. Unsec. Nts.,
7/15/48	368,000	353,166
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts.,
2/15/25[1]	381,000	388,390
Voya Financial, Inc. , 5.65% [US0003M+358] Jr. Sub. Nts.,
5/15/53[2]	478,000	480,014
		1,221,570

Insurance—2.2%
Aflac, Inc. , 4.75% Sr. Unsec. Nts. , 1/15/49	255,000	281,445

9	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Insurance (Continued)
AXA Equitable Holdings, Inc. , 4.35% Sr. Unsec. Nts. , 4/20/28	$171,000$	175,234
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts. , 12/15/24	445,000	466,232
Brighthouse Financial, Inc. , 3.70% Sr. Unsec. Nts. , 6/22/27	246,000	227,894
CNA Financial Corp. , 3.45% Sr. Unsec. Nts. , 8/15/27	252,000	245,560
Hartford Financial Services Group, Inc. (The):
4.40% Sr. Unsec. Nts. , 3/15/48	192,000	196,886
4.809% [US0003M+212.5] Jr. Sub. Nts. , 2/12/47[2,9]	108,000	96,756
Lincoln National Corp. , 3.80% Sr. Unsec. Nts. , 3/1/28	198,000	202,502
Manulife Financial Corp. , 4.061% [USISDA05+164.7] Sub.
Nts. , 2/24/32[2]	167,000	166,653
Marsh & McLennan Cos. , Inc. , 4.35% Sr. Unsec. Nts. , 1/30/47	406,000	413,430
MetLife, Inc. , 5.875% [US0003M+295.9] Jr. Sub. Perpetual
Bonds[2,7]	100,000	104,339
Prudential Financial, Inc.:
4.35% Sr. Unsec. Nts. , 2/25/50	187,000	196,785
5.20% [US0003M+304] Jr. Sub. Nts. , 3/15/44[2]	225,000	229,470
5.375% [US0003M+303.1] Jr. Sub. Nts. , 5/15/45[2]	435,000	444,446
Swiss Re Finance Luxembourg SA, 5.00% [H15T5Y+358.2]
Sub. Nts. , 4/2/49[1,2]	575,000	594,172
		4,041,804

Real Estate Investment Trusts (REITs)—1.5%
American Tower Corp. , 3.60% Sr. Unsec. Nts. , 1/15/28	830,000	819,274
Crown Castle International Corp. , 3.65% Sr. Unsec. Nts.,
9/1/27	720,000	714,089
Lamar Media Corp. , 5.75% Sr. Unsec. Nts. , 2/1/26	460,000	484,762
VEREIT Operating Partnership LP, 4.625% Sr. Unsec. Nts.,
11/1/25	777,000	806,756
		2,824,881

Health Care—2.8%
Biotechnology—0.5%
AbbVie, Inc.:
3.60% Sr. Unsec. Nts. , 5/14/25	383,000	385,687
4.875% Sr. Unsec. Nts. , 11/14/48	205,000	203,626
Amgen, Inc. , 4.563% Sr. Unsec. Nts. , 6/15/48	140,000	141,259
Biogen, Inc. , 5.20% Sr. Unsec. Nts. , 9/15/45	145,000	154,804
		885,376

Health Care Equipment & Supplies—0.7%
Becton Dickinson & Co. , 3.70% Sr. Unsec. Nts. , 6/6/27	408,000	407,080
Boston Scientific Corp. , 4.00% Sr. Unsec. Nts. , 3/1/28	462,000	475,361
Hologic, Inc. , 4.375% Sr. Unsec. Nts. , 10/15/25[1]	508,000	505,778
		1,388,219

Health Care Providers & Services—0.9%
Cigna Corp. , 4.375% Sr. Unsec. Nts. , 10/15/28[1]	378,000	390,280
CVS Health Corp. , 5.05% Sr. Unsec. Nts. , 3/25/48	447,000	442,613

10	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Health Care Providers & Services (Continued)
Fresenius Medical Care US Finance II, Inc. , 5.875% Sr. Unsec.
Nts. , 1/31/22[1]	$425,000$	451,712
HCA, Inc. , 5.375% Sr. Unsec. Nts. , 2/1/25	460,000	485,300
		1,769,905

Life Sciences Tools & Services—0.3%
IQVIA, Inc. , 5.00% Sr. Unsec. Nts. , 10/15/26[1]	490,000	502,250

Pharmaceuticals—0.4%
Elanco Animal Health, Inc. , 4.90% Sr. Unsec. Nts. , 8/28/28[1]	356,000	377,545
Takeda Pharmaceutical Co. Ltd. , 5.00% Sr. Unsec. Nts.,
11/26/28[1]	247,000	270,431
		647,976

Industrials—4.1%
Aerospace & Defense—1.0%
BAE Systems Holdings, Inc. , 3.85% Sr. Unsec. Nts. , 12/15/25[1]	373,000	379,648
Boeing Co. (The), 3.90% Sr. Unsec. Nts. , 5/1/49	123,000	120,904
Huntington Ingalls Industries, Inc. , 3.483% Sr. Unsec. Nts.,
12/1/27	465,000	455,844
Northrop Grumman Corp. , 4.75% Sr. Unsec. Nts. , 6/1/43	450,000	488,584
United Technologies Corp. , 4.625% Sr. Unsec. Nts. , 11/16/48	405,000	431,242
		1,876,222

Building Products—0.2%
Fortune Brands Home & Security, Inc. , 4.00% Sr. Unsec. Nts.,
9/21/23	473,000	490,483

Electrical Equipment—0.2%
Sensata Technologies BV:
5.00% Sr. Unsec. Nts. , 10/1/25[1]	250,000	257,500
5.625% Sr. Unsec. Nts. , 11/1/24[1]	116,000	123,830
		381,330

Industrial Conglomerates—0.4%
GE Capital International Funding Co. Unlimited Co. , 3.373%
Sr. Unsec. Nts. , 11/15/25	507,000	498,970
General Electric Co. , 5.00% [US0003M+333] Jr. Sub.
Perpetual Bonds[2,7]	198,000	187,760
		686,730

Machinery—0.6%
Ingersoll-Rand Luxembourg Finance SA, 3.80% Sr. Unsec.
Nts. , 3/21/29	230,000	231,591
nVent Finance Sarl, 4.55% Sr. Unsec. Nts. , 4/15/28	832,000	835,349
		1,066,940

11	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Professional Services—0.2%
IHS Markit Ltd. , 4.125% Sr. Unsec. Nts. , 8/1/23	$326,000$	334,140

Road & Rail—0.5%
Norfolk Southern Corp. , 4.10% Sr. Unsec. Nts. , 5/15/49[5]	124,000	123,566
Penske Truck Leasing Co. LP/PTL Finance Corp. , 3.40% Sr.
Unsec. Nts. , 11/15/26[1]	759,000	722,886
Ryder System, Inc. , 3.50% Sr. Unsec. Nts. , 6/1/21	122,000	123,548
		970,000

Trading Companies & Distributors—1.0%
Air Lease Corp. :
3.25% Sr. Unsec. Nts. , 3/1/25	365,000	354,769
3.625% Sr. Unsec. Nts. , 4/1/27	409,000	395,410
GATX Corp. , 3.50% Sr. Unsec. Nts. , 3/15/28	249,000	239,135
ILFC E-Capital Trust I, 4.57% [30YR CMT +155] Jr. Sub. Nts.,
12/21/65[1,2]	185,000	138,895
Mitsubishi UFJ Financial Group, Inc. , 3.741% Sr. Unsec. Nts.,
3/7/29	291,000	298,503
United Rentals North America, Inc. , 4.625% Sr. Unsec. Nts.,
10/15/25	515,000	512,425
		1,939,137

Information Technology—3.0%
Communications Equipment—0.4%
Motorola Solutions, Inc. , 4.60% Sr. Unsec. Nts. , 2/23/28	799,000	809,347

Electronic Equipment, Instruments, & Components—0.5%
CDW LLC/CDW Finance Corp. , 5.50% Sr. Unsec. Nts. , 12/1/24	488,000	519,110
Corning, Inc. , 5.35% Sr. Unsec. Nts. , 11/15/48	400,000	458,165
		977,275

IT Services—0.9%
DXC Technology Co. , 4.75% Sr. Unsec. Nts. , 4/15/27	379,000	398,359
Fidelity National Information Services, Inc. , 4.25% Sr. Unsec.
Nts. , 5/15/28	456,000	473,156
VeriSign, Inc.:
4.75% Sr. Unsec. Nts. , 7/15/27	495,000	506,756
5.25% Sr. Unsec. Nts. , 4/1/25	271,000	288,276
		1,666,547

Semiconductors & Semiconductor Equipment—0.3%
Broadcom, Inc. , 4.75% Sr. Unsec. Nts. , 4/15/29[1]	500,000	497,776

Software—0.7%
Autodesk, Inc. , 4.375% Sr. Unsec. Nts. , 6/15/25	430,000	445,176
Open Text Corp. , 5.625% Sr. Unsec. Nts. , 1/15/23[1]	552,000	568,560
VMware, Inc. , 3.90% Sr. Unsec. Nts. , 8/21/27	251,000	244,603
		1,258,339

12	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Technology Hardware, Storage & Peripherals—0.2%
Dell International LLC/EMC Corp. , 5.30% Sr. Sec. Nts.,
10/1/29[1]	$467,000$	481,275

Materials—3.8%
Chemicals—0.9%
CF Industries, Inc. , 3.45% Sr. Unsec. Nts. , 6/1/23	139,000	136,567
Dow Chemical Co. (The), 4.55% Sr. Unsec. Nts. , 11/30/25[1]	313,000	332,767
DowDuPont, Inc. , 5.419% Sr. Unsec. Nts. , 11/15/48	187,000	216,422
Nutrien Ltd. , 5.00% Sr. Unsec. Nts. , 4/1/49	126,000	134,779
PolyOne Corp. , 5.25% Sr. Unsec. Nts. , 3/15/23	102,000	106,335
RPM International, Inc. , 3.45% Sr. Unsec. Nts. , 11/15/22	475,000	476,443
Yara International ASA, 4.75% Sr. Unsec. Nts. , 6/1/28[1]	264,000	273,982
		1,677,295

Construction Materials—0.7%
James Hardie International Finance DAC, 4.75% Sr. Unsec.
Nts. , 1/15/25[1]	490,000	493,675
Martin Marietta Materials, Inc. , 3.50% Sr. Unsec. Nts.,
12/15/27	771,000	743,135
		1,236,810

Containers & Packaging—1.1%
Ball Corp. , 4.875% Sr. Unsec. Nts. , 3/15/26	485,000	505,006
International Paper Co. , 4.80% Sr. Unsec. Nts. , 6/15/44	280,000	278,831
Packaging Corp. of America, 3.65% Sr. Unsec. Nts. , 9/15/24	223,000	225,062
Sealed Air Corp. , 5.50% Sr. Unsec. Nts. , 9/15/25[1]	425,000	447,313
Silgan Holdings, Inc. , 4.75% Sr. Unsec. Nts. , 3/15/25	660,000	656,700
		2,112,912

Metals & Mining—0.7%
Anglo American Capital plc, 3.625% Sr. Unsec. Nts. , 9/11/24[1]	356,000	355,491
ArcelorMittal, 6.125% Sr. Unsec. Nts. , 6/1/25	410,000	459,039
Steel Dynamics, Inc. , 4.125% Sr. Unsec. Nts. , 9/15/25	524,000	522,690
		1,337,220

Paper & Forest Products—0.4%
Louisiana-Pacific Corp. , 4.875% Sr. Unsec. Nts. , 9/15/24	811,000	819,110

Telecommunication Services—2.2%
Diversified Telecommunication Services—1.8%
AT&T, Inc. , 4.50% Sr. Unsec. Nts. , 3/9/48	545,000	523,314
British Telecommunications plc, 9.625% Sr. Unsec. Nts.,
12/15/30	386,000	558,913
Qwest Corp. , 6.75% Sr. Unsec. Nts. , 12/1/21	470,000	502,071
Telefonica Emisiones SA:
5.213% Sr. Unsec. Nts. , 3/8/47	203,000	209,995
7.045% Sr. Unsec. Nts. , 6/20/36	315,000	391,335
T-Mobile USA, Inc. , 6.50% Sr. Unsec. Nts. , 1/15/26	445,000	477,129

13	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Verizon Communications, Inc. , 4.522% Sr. Unsec. Nts.,
9/15/48	$717,000$	744,996
		3,407,753

Wireless Telecommunication Services—0.4%
Vodafone Group plc:
6.15% Sr. Unsec. Nts. , 2/27/37	490,000	557,901
7.00% [USSW5+487.3] Jr. Sub. Nts. , 4/4/79[2]	217,000	228,569
		786,470

Utilities—2.8%
Electric Utilities—2.4%
AEP Texas, Inc. , 3.95% Sr. Unsec. Nts. , 6/1/28[1]	806,000	838,087
Edison International, 2.95% Sr. Unsec. Nts. , 3/15/23	772,000	736,639
EDP Finance BV, 3.625% Sr. Unsec. Nts. , 7/15/24[1]	349,000	350,040
Exelon Corp. , 4.45% Sr. Unsec. Nts. , 4/15/46	146,000	151,678
FirstEnergy Corp. , 3.90% Sr. Unsec. Nts. , 7/15/27	560,000	567,286
ITC Holdings Corp. , 5.30% Sr. Unsec. Nts. , 7/1/43	323,000	370,474
NextEra Energy Capital Holdings, Inc. , 5.65%
[US0003M+315.6] Jr. Sub. Nts. , 5/1/79[2]	403,000	409,233
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts.,
9/15/24[1]	514,000	517,598
PPL WEM Ltd. /Western Power Distribution Ltd. , 5.375% Sr.
Unsec. Nts. , 5/1/21[1]	500,000	516,267
		4,457,302

Multi-Utilities—0.4%
CenterPoint Energy, Inc. , 4.25% Sr. Unsec. Nts. , 11/1/28	215,000	223,976
Dominion Energy, Inc. , 4.60% Sr. Unsec. Nts. , 3/15/49	115,000	119,224
Virginia Electric & Power Co. , 4.45% Sr. Unsec. Nts. , 2/15/44	325,000	347,583
		690,783
Total Corporate Bonds and Notes (Cost $91,785,952)		93,724,300
	Shares
Preferred Stocks—2.0%
Allstate Corp. (The), 5.625% Non-Cum. , Series G, Non-Vtg.	4,150	106,447
American Homes 4 Rent, 6.35% Cum. , Non-Vtg.	3,600	95,040
Arch Capital Group Ltd. , 5.25% Non-Cum. , Non-Vtg.	4,025	94,265
AT&T, Inc. , 5.625% Sr. Unsec.	3,625	93,851
Citigroup Capital XIII, 8.953% Cum. , Non-Vtg.
[US0003M+637][2]	6,850	185,429
Citizens Financial Group, Inc. , 6.35% Non-Cum. , Series D,
Non-Vtg. [US0003M+364.2][2]	5,689	150,133
CMS Energy Corp. , 5.875% Jr. Sub.	3,600	95,013
Digital Realty Trust, Inc. , 5.25% Cum. , Series J, Non-Vtg.	4,450	109,692
DTE Energy Co. , 5.375% Jr. Sub. , Non-Vtg.	3,725	94,838
Duke Energy Corp. , 5.125% Jr. Sub.	3,775	94,186
eBay, Inc. , 6.00% Cv.	3,500	90,790
Entergy Louisiana LLC , 5.25% Sec.	3,750	94,838
Entergy Texas, Inc. , 5.625% First Mortgage Sec.	3,550	92,194

14	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Shares	Value
Preferred Stocks (Continued)
Fifth Third Bancorp, 6.625% Non-Cum. , Non-Vtg.
[US0003M+371][2]	3,325$	95,527
GMAC Capital Trust I, 8.469% Jr. Sub. , Non-Vtg.
[US0003M+578.5][2]	7,150	188,045
Goldman Sachs Group, Inc. (The), 6.30% Non-Cum. , Series
N, Non-Vtg.	7,000	182,770
Huntington Bancshares, Inc. , 6.25% Non-Cum. , Non-Vtg.	5,500	143,110
JPMorgan Chase & Co. , 6% Non-Cum. , Series EE, Non-Vtg.[10]	3,900	104,208
KeyCorp, 6.125% Non-Cum. , Non-Vtg. [US0003M+389.2][2]	5,300	144,637
Morgan Stanley, 5.85% Non-Cum. , Non-Vtg.
[US0003M+349.1][2]	4,475	117,514
Morgan Stanley, 6.375% Non-Cum. , Non-Vtg.
[US0003M+370.8][2]	6,850	185,430
NiSource, Inc. , 6.50%, Non-Vtg. [H15T5Y+363.2][2]	3,575	94,309
PNC Financial Services Group, Inc. (The), 6.125% Non-Cum. ,
Non-Vtg. [US0003M+406.7][2]	5,200	138,372
PPL Capital Funding, Inc. , 5.90% Jr. Sub. , Series B	3,650	92,893
Prudential Financial, Inc. , 5.75% Jr. Sub.	3,750	94,800
Public Storage, 5.20% Cum. , Series X, Non-Vtg.	4,350	108,750
Qwest Corp. , 7.00% Sr. Unsec.	4,250	107,865
Regions Financial Corp. , 5.70% Non-Cv. , Series C, Non-Vtg.
[US0003M+314.8][2,10]	3,700	93,980
Synovus Financial Corp. , 6.30% Non-Cum. , Series D, Non-Vtg.
[US0003M+335.2][2]	3,675	98,453
US Bancorp, 6.50% Non-Cum. , Non-Vtg. [US0003M+446.8][2]	6,825	182,569
Vornado Realty Trust, 5.70% Cum. , Series B, Non-Vtg.	3,700	93,462
Wells Fargo & Co. , 6.625% Non-Cum. , Non-Vtg.
[US0003M+369][2]	3,350	93,365
Total Preferred Stocks (Cost $3,721,729)		3,756,775
	Principal Amount
Short-Term Notes—14.2%
Aerospace & Defense—0.2%
United Technologies Corp. , 2.704%, 5/15/19[1,11,12]	$300,000	299,669

Building Products—0.4%
Assa Abloy Financial AB, 2.664%, 5/23/19[1,11,12]	800,000	798,632

Chemicals—2.1%
Air Liquide US LLC, 2.686%, 5/23/19[1,11,12]	800,000	798,748
Albemarle Corp. , 2.705%, 5/20/19[1,11,12]	800,000	798,721
Cabot Corp. , 2.736%, 5/28/19[1,11,12]	800,000	798,326
Eastman Chemical Co. , 2.696%, 5/6/19[11,12]	800,000	799,650
Nutrien Ltd. , 2.641%, 5/7/19[1,11,12]	800,000	799,585
		3,995,030

Commercial Services & Supplies—0.8%
Cintas Executive Service, 2.661%, 5/6/19[1,11,12]	700,000	699,688

15	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Waste Management, Inc. , 2.652%, 5/10/19[1,11,12]	$800,000$	799,417
		1,499,105

Computers & Peripherals—0.4%
NetApp, Inc. , 2.645%, 5/21/19[1,11,12]	800,000	798,745

Electric Utilities—1.7%
Alliant Energy Corp. , 2.691%, 5/2/19[12]	800,000	799,884
Commonwealth Edison Co. , 2.601%, 5/2/19[11,12]	800,000	799,884
Eversource Energy, 2.623%, 5/9/19[11,12]	800,000	799,464
Nextera Energy Capital Holdings, 2.706%, 5/9/19[1,11,12]	800,000	799,474
		3,198,706

Electrical Equipment—0.5%
Eaton Corp. , 2.662%, 5/1/19[1,11,12]	800,000	799,942

Electronic Equipment & Instruments—0.5%
Amphenol Corp. , 2.55%, 5/1/19[12]	900,000	899,936

Energy Equipment & Services—0.4%
TransCanada PipeLines Ltd. , 2.736%, 5/24/19[1,11,12]	800,000	798,565

Food Products—0.8%
McCormick & Co, Inc. , 2.622%, 5/13/19[1,11,12]	800,000	799,223
Mondelez International, Inc. , 2.687%, 5/9/19[11,12]	800,000	799,474
		1,598,697

Household Durables—1.4%
Leggett & Platt, Inc. , 2.571%, 5/2/19[1,11,12]	900,000	899,870
Mohawk Industries, Inc. , 2.653%, 5/6/19[1,11,12]	800,000	799,650
Whirlpool Corp. , 2.682%, 5/2/19[12]	800,000	799,886
		2,499,406

Household Products—0.4%
Church & Dwight Co. , Inc. , 2.603%, 5/13/19[1,11,12]	800,000	799,237

Leasing & Factoring—0.8%
Harley-Davidson Financial Services, Inc. , 2.646%, 5/28/19[11,12]	800,000	798,324
Hitachi America Capital, Ltd. , 2.776%, 5/10/19[12]	800,000	799,417
		1,597,741

Machinery—0.4%
Xylem, Inc. , 2.663%, 5/8/19[11,12]	800,000	799,533

Media—0.9%
Interpublic Group of Cos, Inc. (The), 2.673%, 5/1/19[1,11,12]	800,000	799,942
Omnicom Capital, Inc. , 2.653%, 5/9/19[11,12]	800,000	799,474
		1,599,416

16	INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Multi-Utilities—1.3%
Ameren Illinois Co. , 2.633%, 5/1/19[1,11,12]	$800,000	$799,942
CenterPoint Energy Resources Corp. , 2.60%, 5/1/19[1,11,12]	900,000	899,935
DTE Capital Co. , 2.643%, 5/6/19[12]	600,000	599,738
		2,299,615

Specialty Retail—0.4%
RELX Investments Plc, 2.65%, 5/2/19[1,11,12]	800,000	799,884

Telephone Utilities—0.4%
Bell Canada, Inc. , 2.706%, 5/10/19[11,12]	800,000	799,404

Textiles, Apparel & Luxury Goods—0.4%
VF Corp. , 2.634%, 5/15/19[1,11,12]	800,000	799,102
Total Short-Term Notes (Cost $26,682,337)		26,680,365

	Shares
Investment Companies—13.4%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. E,
2.42%[13,14]	4,703,825	4,703,825
Invesco Oppenheimer Master Loan Fund, LLC[13]	1,162,047	20,524,908
Total Investment Companies (Cost $24,709,544)		25,228,733
Total Investments, at Value (Cost $193,065,244)	104.3%	195,934,953
Net Other Assets (Liabilities)	(4.3)	(7,996,528)
Net Assets	100.0%	$187,938,425

Footnotes to Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $58,282,038 or 31.01% of the Fund's net assets at period end.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $1,712,130 or 0.91% of the Fund’s net assets at period end.
4. Interest rate is less than 0.0005%.
5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.
6. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
8. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a

17 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to
$1,235,113 or 0.66% of the Fund's net assets at period end.
9. Restricted security. The aggregate value of restricted securities at period end was $96,756, which represents 0.05%
of the Fund's net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
Hartford Financial Services Group, Inc.
(The), 4.809% [US0003M+212.5] Jr.
Sub. Nts. , 2/12/47	4/11/19	$95,318	$96,756	$1,438

10. Non-income producing security.

11. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $22,781,504 or 12.12% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
12. Current yield as of period end.
13. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross		Gross	Shares
	July 31, 2018	Additions		Reductions	April 30, 2019
Investment Company
Invesco Oppenheimer Institutional
Government Money Market Fund,
Cl. Ea	4,015,800	159,692,864		159,004,839	4,703,825
Invesco Oppenheimer Limited-Term
Bond Fund, Cl. Ib	1,973,482	23,085		1,996,567	—
Invesco Oppenheimer Master Loan
Fund, LLC[c]	—	1,162,047		—	1,162,047

					Change in
				Realized	Unrealized
	Value	Income		Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Institutional
Invesco Government Money
Market Fund, Cl. Ea	$4,703,825	$74,281		$—	$—
Invesco Oppenheimer Limited-Term
Bond Fund, Cl. Ib	—	107,892		(259,077)	210,868
Invesco Oppenheimer Master Loan
Fund, LLC[c]	20,524,908	314,216	[d]	(277,977)[d]	519,190	[d]
Total	$25,228,733	$496,389		$(537,054)	$730,058

a. Prior to May 24, 2019, this fund was named Oppenheimer Institutional Government Money Market Fund, Cl.
E
b. Prior to May 24, 2019, this fund was named Oppenheimer Limited-Term Bond Fund, Cl.I
c. Prior to May 24, 2019, this fund was named Oppenheimer Master Loan Fund, LLC
d. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Loan Fund, LLC.

18 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

Footnotes to Statement of Investments (Continued)
14. Rate shown is th e 7-day yield at period end.

Futures Contracts as of April 30, 2019
							Unrealized
		Expiration	Number Notional Amount				Appreciation/
Description	Buy/Sell	Date	of Contracts	(000	's)	Value (Depreciation)
United States
Treasury Long
Bonds	Buy	6/19/19	157	USD 22,900 $		23,152,594 $	252,360
United States
Treasury Nts. , 10 yr.	Sell	6/19/19	32	USD 3,975		3,957,500	17,125
United States
Treasury Nts. , 2 yr.	Buy	6/28/19	162	USD 34,409		34,507,266	98,445
United States
Treasury Nts. , 5 yr.	Buy	6/28/19	37	USD 4,259		4,278,703	19,868
United States Ultra
Bonds	Buy	6/19/19	4	USD 648		657,125	9,418
							$397,216

Over-the-Counter Total Return Swaps at April 30, 2019
		Pay/Receive			Notional	Unrealized
	Counter-	Total		Maturity	Amount	Appreciation/
Reference Asset	party	Return*	Floating Rate	Date	(000 's)	Value (Depreciation)
iBoxx USD Liquid IG
Series 1 Version 1	GSCO-OT	Pay	USD BBA LIBOR	9/26/19	USD 7,848 $	(201,858) $ (201,858)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
GSCO-OT Goldman Sachs Bank USA

Definitions
30YR CMT 30 Year Constant Maturity Treasury
BBA LIBOR British Bankers' Association London - Interbank Offered Rate
H15T5Y US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
US0001M ICE LIBOR USD 1 Month
US0003M ICE LIBOR USD 3 Month
USISDA05 USD ICE Swap Rate 11:00am NY 5 Year
USSW5 USD Swap Semi 30/360 5 Year

19 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Intermediate Income Fund* (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940
(“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”),
a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The
Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations,

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Intermediate Income
Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds).

20 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.
    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

21 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund's Statement of Assets and
Liabilities at period end based on valuation input level:

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$	— $	25,621,055$	— $	25,621,055
Mortgage-Backed Obligations		—	20,923,725	—	20,923,725
Corporate Bonds and Notes		—	93,724,300	—	93,724,300
Preferred Stocks		3,661,762	95,013	—	3,756,775
Short-Term Notes		—	26,680,365	—	26,680,365
Investment Companies		4,703,825	20,524,908	—	25,228,733
Total Investments, at Value		8,365,587	187,569,366	—	195,934,953
Other Financial Instruments:
Futures contracts		397,216	—	—	397,216
Total Assets		$8,762,803$	187,569,366$	— $	196,332,169

Liabilities Table
Other Financial Instruments:
Swaps, at value	$	— $	(201,858) $	— $	(201,858)
Total Liabilities	$	— $	(201,858) $	— $	(201,858)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table
    For the reporting period, there were no transfers between levels.

22 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Invesco Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Invesco Oppenheimer Master
Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.
    The investment objective of the Master Fund is to seek income. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund.
As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund. The Fund owns 2.50% of the Master Fund at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase

23 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$13,831,177
Sold securities	4,349,682

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and
counterparty credit risk.

24 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields,

25 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)
are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives
The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options.
In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”)
transaction, or through a securities or futures exchange and cleared through a clearinghouse.
    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.
    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.
Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.
    The Fund's actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy

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5. Use of Derivatives (Continued)
and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments
(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.
    Futures contracts are reported on a schedule following the Statement of Investments.
Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.
    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.
    During the reporting period, the Fund had an ending monthly average market value of
$39,983,655 and $51,711,203 on futures contracts purchased and sold, respectively.
    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-
asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction
(“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.
    Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and

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5. Use of Derivatives (Continued)
negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the
Statement of Operations in the annual and semiannual reports.
    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
    Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
    The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.
    For the reporting period, the Fund had ending monthly average notional amounts of
$1,569,536 on total return swaps which are short the reference asset.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
    The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically

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5. Use of Derivatives (Continued)
give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.
    To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund's International Swap and
Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting)
for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty.
In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
    ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.
    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.
    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.
Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The
Fund is also subject to the risk that the broker or futures commission merchant will improperly

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5. Use of Derivatives (Continued)
use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.
    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-
traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.
    Collateral terms are contract specific for OTC derivatives. For derivatives traded under an
ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.
    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g.,
$250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

6. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class
I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Subsequent Event (Continued)
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

31 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND